  The Northern Trust Company

  333 South Wabash Avenue

  Chicago, IL 60604

September 30, 2022

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Harding, Loevner Funds, Inc.

1933 Act Registration No. 333-09341

1940 Act Registration No. 811-07739

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter on behalf of Harding, Loevner Funds, Inc. (the “Fund”) as certification that the form of Statutory Prospectus and Statement of Additional Information for the Institutional Class of the International Developed Markets Equity Portfolio of the Fund that would have been filed pursuant to Rule 497(c) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 73 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on September 27, 2022.

Please address all comments regarding this filing to the undersigned at (312) 557-3361.

Very truly yours,

/s/ Marcia Y. Lucas
Marcia Y. Lucas
Secretary, Harding, Loevner Funds, Inc.